Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash Equivalents and Restricted Cash Table[Abstract]
Schedule of reconciliation of cash, cash equivalents and restricted cash
	December 31,
	2021	2020
	(U.S. Dollars in thousands)
Cash and cash equivalents	66,645	213,468
Restricted bank deposit (1)	127	316
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	66,772	213,784

(1)	As of December 31, 2021, the Company’s restricted cash consisted of a bank deposit that was denominated in New Israeli Shekel. Restricted deposit is presented at cost including accrued interest. This bank deposit is used as security for credit card use and collateralizing the Company’s lease contracts